Prudential Jennison 20/20 Focus Fund SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 37.

Shareholder Fees (paid directly from your investment)
Shareholder Fees PRUDENTIAL JENNISON 20/20 FOCUS FUND (USD $)	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none	none	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL JENNISON 20/20 FOCUS FUND	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none	0.75%	none
+ Other expenses	0.17%	0.17%	0.17%	0.04%	0.17%	0.17%
= Total annual Fund operating expenses	1.19%	1.89%	1.89%	0.76%	1.64%	0.89%
- Fee waiver or expense reimbursement	none	none	none	none	0.25%	none
= Net annual Fund operating expenses	1.19%	1.89%	1.89%	0.76%	1.39%	0.89%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example PRUDENTIAL JENNISON 20/20 FOCUS FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	907	1,168	1,914
Class B	692	894	1,121	1,944
Class C	292	594	1,021	2,212
Class Q	78	243	422	942
Class R	142	493	868	1,923
Class Z	91	284	493	1,096

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL JENNISON 20/20 FOCUS FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	907	1,168	1,914
Class B	192	594	1,021	1,944
Class C	192	594	1,021	2,212
Class Q	78	243	422	942
Class R	142	493	868	1,923
Class Z	91	284	493	1,096

° The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares through May 31, 2012. This waiver may not be terminated prior to May 31, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks investments whose prices will increase over several years. We normally invest at least 80% of the Fund's total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that we believe have strong capital appreciation potential. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund participates in the initial public offering (IPO) market. The Fund may actively and frequently trade its portfolio securities. The Fund may invest up to 35% of its total assets in foreign securities. Foreign securities may include securities from emerging markets. We do not consider American Depositary Receipts (ADRs), American Depositary Shares (ADSs) and other similar receipts or shares traded in U.S. markets to be foreign securities.

In deciding which stocks to buy, we use what is known as a growth investment style for half of the portfolio's assets. This means that for the growth portion, we invest in stocks we believe could experience superior sales or earnings growth. In deciding which stocks to buy for the other half of the portfolio, we use what is known as a value investment style. This means that for the value portion, we invest in stocks that we believe are undervalued, given the company's earnings, assets, cash flow and dividends.

The Fund's strategy is to combine the efforts of two portfolio managers, one growth portfolio manager and one value portfolio manager, who are each responsible for selecting the securities within their discipline. The strategy may result in the Fund holding approximately 40 (which may range up to 45) securities in total, consisting of approximately 20 growth and 20 value securities. In a concentrated portfolio such as the Fund, prudent securities selection is especially important. We purchase securities in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term and believe have limited downside potential in the short term.

In general, the decision to sell a portfolio stock reflects both company fundamentals and market action. There are three factors that will generally lead the portfolio managers to eliminate a holding or reduce the weight of the position in the portfolio: a change in the stock's fundamentals that is viewed as unfavorable; the balance between the team's estimate of a stock's upside and downside becomes neutral or unfavorable, or stated differently, the stock's valuation is realized or exceeded; or a more attractive portfolio candidate emerges. While we make every effort to achieve our objective, we cannot guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Growth and Value Style Risks. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for some time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Market Capitalization Risk. Although the Fund intends to invest primarily in large capitalization companies, the Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize small capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower). In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund's performance and have adverse tax consequences.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.

Best Quarter: 2nd Quarter 2009 21.35% Worst Quarter: 4th Quarter 2008 -25.32%
Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns PRUDENTIAL JENNISON 20/20 FOCUS FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	1.64%	4.08%	5.06%
Class C	5.56%	4.25%	5.06%
Class Q
Class R	7.09%	4.80%		8.66%	Jun 14, 2004
Class Z	7.67%	5.29%	6.11%
Class A	1.46%	3.83%	5.23%
Class A Return After Taxes on Distributions	1.46%	3.12%	4.82%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.95%	3.13%	4.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%
Lipper Large-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)	14.80%	2.48%	(0.23%)
Lipper Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	12.94%	1.93%	1.34%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON 20/20 FOCUS FUND
Central Index Key	dei_EntityCentralIndexKey	0001052118
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 28, 2011
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.72%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,168
10 Years	rr_ExpenseExampleYear10	1,914
1 Year	rr_ExpenseExampleNoRedemptionYear01	665
3 Years	rr_ExpenseExampleNoRedemptionYear03	907
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,168
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Annual Return 2001	rr_AnnualReturn2001	(2.15%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(22.60%)	[1]
Annual Return 2003	rr_AnnualReturn2003	28.73%	[1]
Annual Return 2004	rr_AnnualReturn2004	16.34%	[1]
Annual Return 2005	rr_AnnualReturn2005	21.67%	[1]
Annual Return 2006	rr_AnnualReturn2006	14.18%	[1]
Annual Return 2007	rr_AnnualReturn2007	10.02%	[1]
Annual Return 2008	rr_AnnualReturn2008	(39.81%)	[1]
Annual Return 2009	rr_AnnualReturn2009	57.28%	[1]
Annual Return 2010	rr_AnnualReturn2010	7.36%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.32%)
One Year	rr_AverageAnnualReturnYear01	1.46%
Five Years	rr_AverageAnnualReturnYear05	3.83%
Ten Years	rr_AverageAnnualReturnYear10	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.46%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Ten Years	rr_AverageAnnualReturnYear10	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.95%
Five Years	rr_AverageAnnualReturnYear05	3.13%
Ten Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.72%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	894
5 Years	rr_ExpenseExampleYear05	1,121
10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
One Year	rr_AverageAnnualReturnYear01	1.64%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Ten Years	rr_AverageAnnualReturnYear10	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.72%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
One Year	rr_AverageAnnualReturnYear01	5.56%
Five Years	rr_AverageAnnualReturnYear05	4.25%
Ten Years	rr_AverageAnnualReturnYear10	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.72%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.72%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	868
10 Years	rr_ExpenseExampleYear10	1,923
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	868
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,923
One Year	rr_AverageAnnualReturnYear01	7.09%
Five Years	rr_AverageAnnualReturnYear05	4.80%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2004
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.72%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
One Year	rr_AverageAnnualReturnYear01	7.67%
Five Years	rr_AverageAnnualReturnYear05	5.29%
Ten Years	rr_AverageAnnualReturnYear10	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Jennison 20/20 Focus Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 37.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

° The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares through May 31, 2012. This waiver may not be terminated prior to May 31, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investments whose prices will increase over several years. We normally invest at least 80% of the Fund's total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that we believe have strong capital appreciation potential. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund participates in the initial public offering (IPO) market. The Fund may actively and frequently trade its portfolio securities. The Fund may invest up to 35% of its total assets in foreign securities. Foreign securities may include securities from emerging markets. We do not consider American Depositary Receipts (ADRs), American Depositary Shares (ADSs) and other similar receipts or shares traded in U.S. markets to be foreign securities.

In deciding which stocks to buy, we use what is known as a growth investment style for half of the portfolio's assets. This means that for the growth portion, we invest in stocks we believe could experience superior sales or earnings growth. In deciding which stocks to buy for the other half of the portfolio, we use what is known as a value investment style. This means that for the value portion, we invest in stocks that we believe are undervalued, given the company's earnings, assets, cash flow and dividends.

The Fund's strategy is to combine the efforts of two portfolio managers, one growth portfolio manager and one value portfolio manager, who are each responsible for selecting the securities within their discipline. The strategy may result in the Fund holding approximately 40 (which may range up to 45) securities in total, consisting of approximately 20 growth and 20 value securities. In a concentrated portfolio such as the Fund, prudent securities selection is especially important. We purchase securities in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term and believe have limited downside potential in the short term.

In general, the decision to sell a portfolio stock reflects both company fundamentals and market action. There are three factors that will generally lead the portfolio managers to eliminate a holding or reduce the weight of the position in the portfolio: a change in the stock's fundamentals that is viewed as unfavorable; the balance between the team's estimate of a stock's upside and downside becomes neutral or unfavorable, or stated differently, the stock's valuation is realized or exceeded; or a more attractive portfolio candidate emerges. While we make every effort to achieve our objective, we cannot guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Growth and Value Style Risks. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for some time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Market Capitalization Risk. Although the Fund intends to invest primarily in large capitalization companies, the Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize small capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower). In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund's performance and have adverse tax consequences.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading
Annual Total Returns (Class A Shares)[1]

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 21.35% Worst Quarter: 4th Quarter 2008 -25.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

PRUDENTIAL JENNISON 20/20 FOCUS FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.10%
Five Years	rr_AverageAnnualReturnYear05	2.59%
Ten Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Lipper Large-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.80%
Five Years	rr_AverageAnnualReturnYear05	2.48%
Ten Years	rr_AverageAnnualReturnYear10	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON 20/20 FOCUS FUND | Lipper Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.94%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Ten Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.